Preferred, Common Stock and Additional Paid-in Capital - Share Re-purchase Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	22 Months Ended	29 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Reinstatement Of Share Repurchase Plan	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock
Share Re-purchase plan
Share repurchase plan - authorized amount		$ 30,000	$ 3,000
Share repurchase program - maximum share price			$ 1.3
Share repurchase plan - shares repurchased and cancelled				61,730	0	0
Repurchase of common shares	900
Share repurchase plan - remaining authorized amount	$ 2,100